UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2003

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Citizens Advisers Inc.
Address:  230 Commerce Way
          Suite 300
          Portsmouth, NH   03801

Form 13F File Number: 28-04929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ann L. Murphy
Title:   Director Investment Operations
Phone:   603-436-1513 x 3708

Signature, Place, and Date of Signing:
Ann L. Murphy                    Portsmouth, NH             04/30/2003
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number	Name

      28-00399          State Street Corporation

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 154
Form 13F Information Table Value Total: $ 485,217 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ---
-----
3M Company                     COM              88579Y101     9788    75272 SH       SOLE                    75272
A.O. Smith Corporation         COM              831865209      401    14980 SH       SOLE                    14980
AOL Time Warner Inc.           COM              00184A105     3571   328830 SH       SOLE                   328830
ARAMARK Corporation Cl-B       COM              038521100     3626   158358 SH       SOLE                   158358
Affiliated Computer Services I COM              008190100     3579    80869 SH       SOLE                    80869
Affiliated Managers Group      COM              008252108     3424    82367 SH       SOLE                    82367
Air Products & Chemicals Inc.  COM              009158106     1583    38210 SH       SOLE                    38210
Allergan Inc.                  COM              018490102     6288    92187 SH       SOLE                    92187
American International Group   COM              026874107     7908   159929 SH       SOLE                   159929
American Standard Companies In COM              029712106     1584    23030 SH       SOLE                    23030
AmerisourceBergen Corporation  COM              03073E105     3744    71309 SH       SOLE                    71309
Amgen Inc.                     COM              031162100     5110    88788 SH       SOLE                    88788
Analog Devices, Inc.           COM              032654105     7875   286379 SH       SOLE                   286379
Apache Corporation             COM              037411105     2702    43761 SH       SOLE                    43761
Automatic Data Processing      COM              053015103      277     9000 SH       SOLE                     9000
BEA Systems Inc.               COM              073325102     3784   373140 SH       SOLE                   373140
BJ Services Company            COM              055482103     5264   153066 SH       SOLE                   153066
Baker Hughes Incorporated      COM              057224107     2291    76533 SH       SOLE                    76533
Bank of America Corporation    COM              060505104     6793   101632 SH       SOLE                   101632
BankAtlantic Bancorp, Inc.     COM              065908501      123    12600 SH       SOLE                    12600
Baxter International Inc.      COM              071813109      199    10700 SH       SOLE                    10700
Becton, Dickinson & Company    COM              075887109      214     6200 SH       SOLE                     6200
Bellsouth Corporation          COM              079860102      217    10000 SH       SOLE                    10000
Belo Corporation Cl-A          COM              080555105     3040   150050 SH       SOLE                   150050
Biogen Inc.                    COM              090597105      276     9200 SH       SOLE                     9200
Borland Software               COM              099849101      115    12470 SH       SOLE                    12470
Brinker International Inc.     COM              109641100     7463   244678 SH       SOLE                   244678
Bristol-Myers Squibb Company   COM              110122108      275    13000 SH       SOLE                    13000
Cabot Microelectronics         COM              12709P103      309     7360 SH       SOLE                     7360
Campbell Soup Company          COM              134429109     2444   116374 SH       SOLE                   116374
Career Education               COM              141665109     3648    74570 SH       SOLE                    74570
Cephalon Inc.                  COM              156708109     3985    99772 SH       SOLE                    99772
Cisco Systems Inc.             COM              17275R102     3235   249204 SH       SOLE                   249204
Citigroup Inc.                 COM              172967101     8631   250523 SH       SOLE                   250523
Clear Channel Communications   COM              184502102     5400   159184 SH       SOLE                   159184
Clorox Company                 COM              189054109     5072   109854 SH       SOLE                   109854
Coca-Cola Company              COM              191216100     4314   106561 SH       SOLE                   106561
Cognos, Inc.                   COM              19244C109     2159    95020 SH       SOLE                    95020
Colgate-Palmolive Company      COM              194162103     3409    62619 SH       SOLE                    62619
Columbia Sportswear Company    COM              198516106     1764    47450 SH       SOLE                    47450
Comcast Corporation Class A    COM              20030N101     1654    57851 SH       SOLE                    57851
Commonwealth Telephone Enterpr COM              203349105      321     8280 SH       SOLE                     8280
ConocoPhillips                 COM              20825C104     5991   111781 SH       SOLE                   111781
Costco Wholesale Corporation   COM              22160K105     4570   152197 SH       SOLE                   152197
Cox Radio, Inc. Cl-A           COM              224051102     4278   207060 SH       SOLE                   207060
Cytyc Corporation              COM              232946103     4368   334740 SH       SOLE                   334740
Darden Restaurants Inc.        COM              237194105     3080   172530 SH       SOLE                   172530
Dell Computer Corporation      COM              247025109     4385   160560 SH       SOLE                   160560
Devon Energy Corporation       COM              25179M103     4253    88210 SH       SOLE                    88210
Documentum, Inc.               COM              256159104      214    16340 SH       SOLE                    16340
Dun & Bradstreet Corporation   COM              26483E100     4780   124980 SH       SOLE                   124980
EOG Resources, Inc.            COM              26875P101     4180   105669 SH       SOLE                   105669
El Paso Corporation            COM              28336L109       71    11800 SH       SOLE                    11800
Eli Lilly and Company          COM              532457108     6724   117664 SH       SOLE                   117664
Embarcadero Technologies, Inc. COM              290787100      232    36650 SH       SOLE                    36650
Exact Sciences Corporation     COM              30063P105      406    39390 SH       SOLE                    39390
Express Scripts Inc-Cl A       COM              302182100     1953    35060 SH       SOLE                    35060
Fair, Issac Inc.               COM              303250104      322     6330 SH       SOLE                     6330
Fairchild Semiconductor Intl.  COM              303726103     4000   382440 SH       SOLE                   382440
Fastenal Company               COM              311900104      374    13280 SH       SOLE                    13280
Fedex Corporation              COM              31428X106     5077    92194 SH       SOLE                    92194
Fiserv Inc.                    COM              337738108     8469   269032 SH       SOLE                   269032
Fleet Boston Financial Corpora COM              339030108     2646   110810 SH       SOLE                   110810
Flextronics International      COM              Y2573F102     6847   785234 SH       SOLE                   785234
Foot Locker Inc                COM              344849104     4345   406090 SH       SOLE                   406090
Forest Laboratories Inc.       COM              345838106     1849    34262 SH       SOLE                    34262
Freddie Mac                    COM              313400301      478     9000 SH       SOLE                     9000
Gannett Company, Inc.          COM              364730101     4510    64038 SH       SOLE                    64038
Genesco Inc.                   COM              371532102      280    19710 SH       SOLE                    19710
Gilead Sciences Inc.           COM              375558103     9501   226261 SH       SOLE                   226261
Guidant Corporation            COM              401698105      279     7700 SH       SOLE                     7700
HCA Inc.                       COM              404119109     1778    42981 SH       SOLE                    42981
Harley-Davidson Inc.           COM              412822108     5368   135181 SH       SOLE                   135181
Hewlett-Packard Company        COM              428236103      389    25000 SH       SOLE                    25000
IDEC Pharmaceuticals Corp.     COM              449370105     1942    56739 SH       SOLE                    56739
Illinois Tool Works            COM              452308109     2892    49730 SH       SOLE                    49730
Integra Lifesciences           COM              457985208      431    18740 SH       SOLE                    18740
Integrated Circuit Systems Inc COM              45811K208      262    12070 SH       SOLE                    12070
Intel Corporation              COM              458140100     5147   316135 SH       SOLE                   316135
International Business Machine COM              459200101     7626    97228 SH       SOLE                    97228
International Rectifier Corp.  COM              460254105     4533   230460 SH       SOLE                   230460
Intuit Inc.                    COM              461202103     5201   139808 SH       SOLE                   139808
Investors Financial Services C COM              461915100     2595   106670 SH       SOLE                   106670
J.P. Morgan Chase & Co.        COM              46625H100     3439   145044 SH       SOLE                   145044
Jabil Circuit Inc.             COM              466313103     3210   183410 SH       SOLE                   183410
Johnson & Johnson              COM              478160104     8485   146625 SH       SOLE                   146625
Kellogg Company                COM              487836108     1707    55695 SH       SOLE                    55695
Kimberly-Clark                 COM              494368103      350     7700 SH       SOLE                     7700
Kinder Morgan Inc.             COM              49455P101      270     6000 SH       SOLE                     6000
Kohls Corporation              COM              500255104     5839   103207 SH       SOLE                   103207
Lamar Advertising Company      COM              512815101     1424    48530 SH       SOLE                    48530
Lehman Brothers Holdings Inc.  COM              524908100     5332    92321 SH       SOLE                    92321
Limited Brands Inc.            COM              532716107      136    10600 SH       SOLE                    10600
Linear Technology Corporation  COM              535678106     3751   121503 SH       SOLE                   121503
Linens 'N Things Inc.          COM              535679104      321    15800 SH       SOLE                    15800
Lowe's Companies               COM              548661107     4694   114993 SH       SOLE                   114993
Maxim Integrated Products, Inc COM              57772K101     7932   219597 SH       SOLE                   219597
McDonalds Corporation          COM              580135101      318    22000 SH       SOLE                    22000
Medicines Company              COM              584688105      258    13850 SH       SOLE                    13850
Medimmune Inc.                 COM              584699102     6043   184066 SH       SOLE                   184066
Medtronic Inc.                 COM              585055106     4275    94741 SH       SOLE                    94741
Mercury Interactive Corporatio COM              589405109     2439    82160 SH       SOLE                    82160
Merit Medical Systems, Inc.    COM              589889104      271    14200 SH       SOLE                    14200
Metlife Inc.                   COM              59156R108      277    10500 SH       SOLE                    10500
Microchip Technology Inc.      COM              595017104     1920    96460 SH       SOLE                    96460
Microsoft Corporation          COM              594918104    13651   563842 SH       SOLE                   563842
Millenium Pharmaceuticals, Inc COM              599902103     3889   494835 SH       SOLE                   494835
Neoware Systems, Inc.          COM              64065P102      153    12230 SH       SOLE                    12230
Network Associates Inc.        COM              640938106     2555   185020 SH       SOLE                   185020
Neurocrine Biosciences, Inc.   COM              64125C109     4238   101730 SH       SOLE                   101730
Newfield Exploration Company   COM              651290108      293     8640 SH       SOLE                     8640
Nextel Communications Inc.     COM              65332V103     6901   515370 SH       SOLE                   515370
Noble Corporation              COM              G65422100     2409    76662 SH       SOLE                    76662
Noble Energy Inc.              COM              655044105     2016    58798 SH       SOLE                    58798
Ocean Energy Inc.              COM              67481E106     1648    82421 SH       SOLE                    82421
Omnicom Group                  COM              681919106      827    15275 SH       SOLE                    15275
Oracle Corporation             COM              68389X105     6363   586511 SH       SOLE                   586511
PNC Bank Corporation           COM              693475105     3466    81788 SH       SOLE                    81788
Parker-Hannifin Corporation    COM              701094104     2492    64337 SH       SOLE                    64337
Paychex Inc.                   COM              704326107     2920   106298 SH       SOLE                   106298
Pepsico Inc.                   COM              713448108     6792   169789 SH       SOLE                   169789
Pfizer Inc                     COM              717081103    16771   538221 SH       SOLE                   538221
Polo Ralph Lauren              COM              731572103      442    19312 SH       SOLE                    19312
Precision Drillion Corporation COM              74022D100      286     8570 SH       SOLE                     8570
QLogic Corp.                   COM              747277101     4366   117553 SH       SOLE                   117553
Qualcomm Inc.                  COM              747525103     3360    93323 SH       SOLE                    93323
Roadway Corporation            COM              769742107      594    17720 SH       SOLE                    17720
Sara lee Corporation           COM              803111103      198    10600 SH       SOLE                    10600
Smith International Inc.       COM              832110100     1727    49028 SH       SOLE                    49028
Southwest Airlines             COM              844741108     1750   121872 SH       SOLE                   121872
St Jude Medical Inc.           COM              790849103     1808    37080 SH       SOLE                    37080
Symantec Corporation           COM              871503108     5853   149381 SH       SOLE                   149381
Target Corporation             COM              87612E106     5541   189371 SH       SOLE                   189371
Tenet Healthcare Corporation   COM              88033G100      284    17000 SH       SOLE                    17000
The Bear Stearns Companies Inc COM              073902108     2856    43540 SH       SOLE                    43540
Thoratec Corp.                 COM              885175307      408    32180 SH       SOLE                    32180
Trimeris, Inc.                 COM              896263100     5351   130080 SH       SOLE                   130080
U.S. Bancorp                   COM              902973304      402    21200 SH       SOLE                    21200
UCBH Holdings Inc              COM              90262T308      412     9370 SH       SOLE                     9370
UnitedHealth Group Incorporate COM              91324P102     2791    30447 SH       SOLE                    30447
Verizon Communications         COM              92343V104     4417   124959 SH       SOLE                   124959
Viacom Inc. Cl. B              COM              925524308     6032   165178 SH       SOLE                   165178
W.R. Berkley Corporation       COM              084423102     3665    85522 SH       SOLE                    85522
Wachovia Corporation           COM              929903102     1671    49059 SH       SOLE                    49059
Waste Connections Inc.         COM              941053100      432    12510 SH       SOLE                    12510
Weatherford International Ltd. COM              G95089101     1763    46690 SH       SOLE                    46690
Wellpoint Health Networks      COM              94973H108     1155    15050 SH       SOLE                    15050
Wells Fargo and Company        COM              949746101     3680    81788 SH       SOLE                    81788
Western Gas Resources          COM              958259103      288     8840 SH       SOLE                     8840
Willis Group Holdings          COM              G96655108     1695    61200 SH       SOLE                    61200
Wilson Greatbatch Tech Inc.    COM              972232102      468    16730 SH       SOLE                    16730
XL Capital Ltd.                COM              G98255105     2536    35831 SH       SOLE                    35831
Yahoo Inc.                     COM              984332106     1141    47520 SH       SOLE                    47520
Yum Brands Inc.                COM              988498101     3284   134988 SH       SOLE                   134988